Baird Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	214,862	$23,355,500
HEICO Corp.	187,057	48,911,664
		72,267,164

Building Products - 3.8%
AAON, Inc.	205,834	22,197,139
Lennox International, Inc.	46,182	27,907,321
Trex Co., Inc. (a)	486,587	32,396,962
		82,501,422

Capital Markets - 5.9%
MarketAxess Holdings, Inc.	137,414	35,205,467
MSCI, Inc.	87,174	50,816,340
Raymond James Financial, Inc.	354,483	43,409,988
		129,431,795

Commercial Services & Supplies - 3.3%
Copart, Inc. (a)	627,342	32,872,721
Rollins, Inc.	796,797	40,301,992
		73,174,713

Consumer Staples Distribution & Retail - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	530,741	43,775,517
Casey's General Stores, Inc.	85,563	32,146,875
		75,922,392

Distributors - 1.5%
Pool Corp.	87,711	33,049,505

Electrical Equipment - 2.0%
Vertiv Holdings Co. - Class A	431,395	42,919,489

Electronic Equipment, Instruments & Components - 4.7%
CDW Corp./DE	236,044	53,416,757
Zebra Technologies Corp. - Class A (a)	132,223	48,964,822
		102,381,579

Financial Services - 3.9%
Jack Henry & Associates, Inc.	249,767	44,093,866
Shift4 Payments, Inc. - Class A (a)	476,503	42,218,166
		86,312,032

Food Products - 1.3%
Lamb Weston Holdings, Inc.	435,571	28,198,867

Health Care Equipment & Supplies - 7.8%
Dexcom, Inc. (a)	305,616	20,488,497
IDEXX Laboratories, Inc. (a)	106,506	53,808,961
Insulet Corp. (a)	193,203	44,967,998
Penumbra, Inc. (a)	121,662	23,640,143
ResMed, Inc.	116,709	28,491,001
		171,396,600

Health Care Technology - 2.2%
Veeva Systems, Inc. - Class A (a)	233,896	49,087,753

Hotels, Restaurants & Leisure - 4.2%
Churchill Downs, Inc.	288,849	39,055,273
Dutch Bros, Inc. - Class A (a)	656,877	21,039,771
Texas Roadhouse, Inc.	186,162	32,876,209
		92,971,253

Household Durables - 1.6%
DR Horton, Inc.	181,269	34,580,687

Insurance - 1.9%
Kinsale Capital Group, Inc.	88,964	41,418,969

IT Services - 3.5%
EPAM Systems, Inc. (a)	189,742	37,764,350
Globant SA (a)	195,947	38,824,939
		76,589,289

Life Sciences Tools & Services - 5.3%
Bio-Techne Corp.	402,575	32,177,820
ICON PLC (a)	168,978	48,549,069
Repligen Corp. (a)	242,488	36,087,064
		116,813,953

Machinery - 5.7%
Graco, Inc.	466,300	40,805,913
IDEX Corp.	189,205	40,584,473
Ingersoll Rand, Inc.	448,101	43,985,594
		125,375,980

Oil, Gas & Consumable Fuels - 1.6%
Diamondback Energy, Inc.	202,809	34,964,272

Professional Services - 4.2%
Broadridge Financial Solutions, Inc.	236,641	50,884,914
Equifax, Inc.	141,650	41,625,269
		92,510,183

Real Estate Management & Development - 2.0%
CoStar Group, Inc. (a)	575,551	43,419,567

Semiconductors & Semiconductor Equipment - 4.6%
Microchip Technology, Inc.	250,722	20,130,469
Monolithic Power Systems, Inc.	66,111	61,119,620
Onto Innovation, Inc. (a)	90,515	18,787,293
		100,037,382

Software - 11.7%
ANSYS, Inc. (a)	86,876	27,681,300
Appfolio, Inc. - Class A (a)	99,585	23,442,309
Descartes Systems Group, Inc. (a)	275,723	28,388,440
Dynatrace, Inc. (a)	458,722	24,527,865
Manhattan Associates, Inc. (a)	169,932	47,815,466
PTC, Inc. (a)	250,543	45,263,099
Tyler Technologies, Inc. (a)	102,568	59,870,993
		256,989,472

Specialty Retail - 3.4%
Burlington Stores, Inc. (a)	172,975	45,575,453
Floor & Decor Holdings, Inc. - Class A (a)	225,602	28,013,000
		73,588,453

Trading Companies & Distributors - 3.7%
Fastenal Co.	647,331	46,232,380
Ferguson Enterprises, Inc.	178,465	35,437,795
		81,670,175
TOTAL COMMON STOCKS (Cost $1,459,087,829)		2,117,572,946

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%	Shares
First American Government Obligations Fund - Class U, 4.84% (b)	80,708,248	80,708,248
TOTAL SHORT-TERM INVESTMENTS (Cost $80,708,248)		80,708,248

TOTAL INVESTMENTS - 100.3% (Cost $1,539,796,077)		2,198,281,194
Liabilities in Excess of Other Assets - (0.3)%		(7,110,459)
TOTAL NET ASSETS - 100.0%		$2,191,170,735

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Mid Cap Growth Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,117,572,946	$–	$–	$2,117,572,946
Money Market Funds	80,708,248	–	–	80,708,248
Total Investments	$2,198,281,194	$–	$–	$2,198,281,194

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.